April 25, 2022	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	1290 Funds – Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (File Nos. 333-195390 and 811-22959) – Request for Selective Review

Ladies and Gentlemen:

On behalf of 1290 Funds (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”).

The primary purpose of this filing is to add a new series – i.e., 1290 Essex Small Cap Growth Fund (the “Fund”) – to the Trust. The Fund will have four classes of shares (i.e., Class A, Class T, Class I and Class R). The Post-Effective Amendment includes a prospectus (the “Prospectus”) and a statement of additional information (the “SAI”) for the Fund. The filing is not intended to affect the prospectus or statement of additional information of any previously registered series (or any class of such series) of the Trust.

Except for the disclosures described below, the form of the disclosure included in the Post-Effective Amendment in the Prospectus and SAI is based on and does not differ significantly from the corresponding disclosure in the prospectus and statement of additional information contained in the Trust’s currently effective Registration Statement, and previously reviewed by the Staff in the following post-effective amendment to the Trust’s Registration Statement filed pursuant to Rule 485(a):

•

Post-Effective Amendment No. 41 to the Trust’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class T, Class I and Class R shares (as applicable) of 1290 Diversified Bond Fund, 1290 DoubleLine Dynamic Allocation Fund, 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund, 1290 Multi-Alternative Strategies Fund and 1290 SmartBeta Equity Fund (the “1290 Funds”) (Accession No. 0001193125-18-354161) (December 20, 2018) (“PEA No. 41”).

K&L Gates LLP

1601 K STREET N.W.    WASHINGTON    DC 20006

T +1 202 778 9000   F +1 202 778 9100   klgates.com

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Post-Effective Amendment.

The following sections of the Prospectus included in the Post-Effective Amendment differ from the corresponding sections in the prospectus for the 1290 Funds included in PEA No. 41, to the extent the sections include specific disclosure about the Fund: “About the Fund”, “More information on fees and expenses”, “More information on strategies and risks”, and “Management of the Fund – The Sub-Adviser”.

The disclosure in the SAI included in the Post-Effective Amendment differs from the disclosure in the statement of additional information for the 1290 Funds included in PEA No. 41, to the extent that it includes specific disclosure regarding the Fund’s name, investment strategy, sub-adviser, portfolio manager, fees and expenses.

The Post-Effective Amendment is scheduled to become effective on July 11, 2022, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. We would appreciate receiving any comments on or about June 9, 2022. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague Fatima Sulaiman at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosures

cc:	William MacGregor, Esq.

Nadia Persaud, Esq.

  Equitable Investment Management Group, LLC

Fatima Sulaiman, Esq.

  K&L Gates LLP

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April 25, 2022